                                   FORUM FUNDS
                             NEW HAMPSHIRE BOND FUND
                         SUPPLEMENT DATED APRIL 1, 1997
                     TO THE PROSPECTUS DATED AUGUST 1, 1996

1. The following sentence relating to the Fund's maximum sales charge replaces the third paragraph on the first page of the Prospectus:

Shares of the Fund are sold subject to a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

2. The following table relating to the Fund's sales charges replaces the table on page 14 of the Prospectus:


                                    SALES CHARGE AS
                                        A % OF
                             ----------------------------
AMOUNT OF PURCHASE           PUBLIC OFFERING    NET ASSET      DEALERS'
                                  PRICE           VALUE      REALLOWANCE

Less than $50,000                 2.50%           2.56%         2.50%
$50,000 but less than
    $100,000                      2.25%           2.30%         2.25%
$100,000 but less than
    $500,000                      2.00%           2.04%         2.00%
$500,000 but less than
    $1,000,000                    1.50%           1.52%         1.50%
$1,000,000 or greater             0.50%           0.50%         0.50%

                                   FORUM FUNDS

                             NEW HAMPSHIRE BOND FUND

                         Supplement dated April 1, 1997
           to Statement of Additional Information Dated August 1, 1996

The following paragraph relating to the method of computing the offering price of the Fund's shares replaces the second paragraph in Section 7 "Additional Purchase and Redemption Information":

Set forth below is an example of the method of computing the offering price of the Fund's shares. Assuming a purchase of shares aggregating less than $100,000 subject to the adjusted sales charge schedule at a price based on the net asset value per share on March 31, 1996, of $10.33, the offering price of the Fund's shares is computed as follows:

     Net Asset Value Per Share . . . . . . . . . . . . . . .      $ 10.33

     Sales Charge, 2.50% of offering price
     (2.56% of net asset value per share). . . . . . . . . .       $ 0.26

     Offering to Public. . . . . . . . . . . . . . . . . . .      $ 10.59

                                   FORUM FUNDS
                            MAINE MUNICIPAL BOND FUND
                         SUPPLEMENT DATED APRIL 1, 1997
                     TO THE PROSPECTUS DATED AUGUST 1, 1996

1. The following sentence relating to the Fund's maximum sales charge replaces the third paragraph on the first page of the Prospectus:

Shares of the Fund are sold subject to a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

2. The following table relating to the Fund's sales charges replaces the table on page 14 of the Prospectus:

                                    SALES CHARGE AS
                                        A % OF
                             ----------------------------
AMOUNT OF PURCHASE           PUBLIC OFFERING    NET ASSET      DEALERS'
                                  PRICE           VALUE      REALLOWANCE

Less than $50,000                 2.50%           2.56%         2.50%
$50,000 but less than
    $100,000                      2.25%           2.30%         2.25%
$100,000 but less than
    $500,000                      2.00%           2.04%         2.00%
$500,000 but less than
    $1,000,000                    1.50%           1.52%         1.50%
$1,000,000 or greater             0.50%           0.50%         0.50%

                                   FORUM FUNDS

                            MAINE MUNICIPAL BOND FUND

                           Supplement dated April 1, 1997
            to Statement of Additional Information Dated August 1, 1996

The following paragraph relating to the method of computing the offering price of the Fund's shares replaces the second paragraph in Section 7 "Additional Purchase and Redemption Information":

Set forth below is an example of the method of computing the offering price of the Fund's shares. Assuming a purchase of shares aggregating less than $100,000 subject to the adjusted sales charge schedule at a price based on the net asset value per share on March 31, 1996 of $10.72, the offering price of the Fund's shares is computed as follows:

     Net Asset Value Per Share . . . . . . . . . . . . . . .      $ 10.72

     Sales Charge, 2.50% of offering price
     (2.56% of net asset value per share). . . . . . . . . .       $ 0.27

     Offering to Public. . . . . . . . . . . . . . . . . . .      $ 10.99